RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Maturity (Details) $ in Thousands	Jan. 03, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 97,277
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	20,561
One to five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	45,691
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 31,025